Parent Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Parent Only Financial Information
Condensed Balance Sheets

Condensed Balance Sheets

(Amounts in thousands)

	December 31, 2012	December 31, 2013
	RMB	RMB	US$
ASSETS

Current assets:
Cash	4,706	4,504	744
Amounts due from related parties	2,292,439	2,126,459	351,266
Prepaid expenses and other current assets	179,946	183,723	30,348
Total current assets	2,477,091	2,314,686	382,358
Investments and loans to subsidiaries	2,486,455	810,971	133,963
Total assets	4,963,546	3,125,657	516,321

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Short-term borrowings	328,593	212,038	35,026
Amounts due to related parties	2,195,188	2,283,184	377,155
Other current liabilities and accrued expenses	69,899	122,415	20,221
Total current liabilities	2,593,680	2,617,637	432,402
Total liabilities	2,593,680	2,617,637	432,402

Shareholders’ equity:
Ordinary shares —
Par value: US$0.01
Authorized shares: 1,000,000,000
Issued shares: 162,311,728 and 162,490,478 as of December 31, 2012 and 2013, respectively
Outstanding shares: 156,585,020 and 156,763,770 as of December 31, 2012 and 2013, respectively	12,241	12,252	2,024
Additional paid-in capital	6,654,082	6,684,145	1,104,143

Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2012 and 2013, respectively, at cost	(127,331)	(127,331)	(21,034)
Accumulated other comprehensive income	237,384	289,889	47,886
Accumulated deficit	(4,406,510)	(6,350,935)	(1,049,100)
Total shareholders’ equity	2,369,866	508,020	83,919

Commitments and contingencies	—	—	—

Total liabilities and shareholders’ equity	4,963,546	3,125,657	516,321

Condensed Statements of Comprehensive Loss

Condensed Statements of Comprehensive Loss

(Amounts in thousands)

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Selling expenses	128,075	131,577	191,343	31,608
General and administrative expenses	68,282	40,068	18,187	3,004
Research and development expenses	4,147	9,120	3,041	502
Total operating expenses	200,504	180,765	212,571	35,114
Equity in losses of subsidiaries	(2,952,999)	(2,867,279)	(1,724,346)	(284,842)
Interest expense	(76,176)	(14,967)	(4,244)	(701)
Interest income	193	35	4	1
Foreign currency exchange gain (losses)	5,297	(1,436)	(3,511)	(580)
Other income	15,278	—	243	41
Loss before income taxes	(3,208,911)	(3,064,412)	(1,944,425)	(321,195)
Income tax expense	—	—	—	—
Net loss	(3,208,911)	(3,064,412)	(1,944,425)	(321,195)
Foreign currency exchange translation adjustment, net of nil tax	79,247	96,872	53,575	8,850
Cash flow hedging derivatives, net of nil tax	569	1,513	(1,070)	(177)
Comprehensive loss	(3,129,095)	(2,966,027)	(1,891,920)	(312,522)

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

(Amounts in thousands)

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Operating activities:
Net cash used in operating activities	(143,769)	(125,541)	(148,292)	(24,496)

Investing activities:
Investment in subsidiaries	(725,010)	(294,285)	(114,256)	(18,874)
Repayment of amounts due from subsidiaries	580,404	710,998	368,232	60,828
Net cash provided by (used in) investing activities	(144,606)	416,713	253,976	41,954
Cash flows from financing activities
Proceeds from short-term borrowings	578,435	109,191	—	—
Repayment of short-term borrowings	—	(558,165)	(109,891)	(18,153)
Proceeds from exercise of options	601	—	4,005	662
Payment for the repurchase of the convertible senior notes	—	(7,552)	—	—
Payment for share repurchase	(123,838)	(3,493)	—	—
Net cash provided by (used in) financing activities	455,198	(460,019)	(105,886)	(17,491)
Net increase (decrease) in cash	166,823	(168,847)	(202)	(33)
Cash at beginning of year	6,730	173,553	4,706	777
Cash at end of year	173,553	4,706	4,504	744
Non-cash investing and financing transactions:
Conversion of senior secured convertible notes to ordinary shares	—	130,127	—	—